iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Common Stocks
Aerospace & Defense  —  1 .2%
Axon Enterprise, Inc.
(a)
..................... 2,428 $ 1,821,874
General Electric Co. ....................... 35,577 8,748,740
10,570,614
a
Air Freight & Logistics  —  0 .4%
CH Robinson Worldwide, Inc. ................ 3,915 375,722
Expeditors International of Washington, Inc. ....... 4,611 519,798
United Parcel Service, Inc. , Class B ............ 24,466 2,386,414
3,281,934
a
Automobile Components  —  0 .1%
Aptiv PLC
(a)
............................. 7,653 511,297
a
Automobiles  —  3 .7%
Rivian Automotive, Inc. , Class A
(a) (b)
............. 26,219 380,962
Tesla, Inc.
(a)
............................. 96,562 33,454,871
33,835,833
a
Banks  —  1 .0%
Citizens Financial Group, Inc. ................ 14,640 590,724
Huntington Bancshares, Inc. ................. 48,725 761,572
KeyCorp ............................... 30,824 488,869
PNC Financial Services Group, Inc. (The) ........ 13,175 2,289,947
Regions Financial Corp. .................... 29,974 642,642
Truist Financial Corp. ...................... 43,681 1,725,399
U.S. Bancorp ........................... 51,969 2,265,329
8,764,482
a
Beverages  —  2 .1%
Coca-Cola Co. (The) ...................... 136,373 9,832,493
Keurig Dr Pepper, Inc. ..................... 42,993 1,447,574
Monster Beverage Corp.
(a)
................... 24,372 1,558,589
PepsiCo, Inc. ........................... 45,741 6,012,655
18,851,311
a
Biotechnology  —  1 .8%
Alnylam Pharmaceuticals, Inc.
(a)
............... 4,339 1,321,486
Amgen, Inc. ............................ 17,934 5,168,220
Biogen, Inc.
(a)
........................... 4,843 628,573
Gilead Sciences, Inc. ...................... 41,583 4,577,457
Incyte Corp.
(a)
........................... 5,487 356,984
Neurocrine Biosciences, Inc.
(a)
................ 3,372 414,823
Vertex Pharmaceuticals, Inc.
(a)
................ 8,575 3,790,579
16,258,122
a
Broadline Retail  —  0 .6%
eBay, Inc. .............................. 15,544 1,137,355
MercadoLibre, Inc.
(a)
....................... 1,522 3,901,327
5,038,682
a
Building Products  —  1 .0%
Allegion PLC ............................ 2,880 410,976
Carrier Global Corp. ....................... 25,937 1,846,714
Johnson Controls International PLC ............ 22,002 2,230,343
Lennox International, Inc. ................... 1,063 600,010
Owens Corning .......................... 2,856 382,561
Trane Technologies PLC .................... 7,469 3,213,687
8,684,291
a
Capital Markets  —  4 .1%
Ameriprise Financial, Inc. ................... 3,196 1,627,531
Bank of New York Mellon Corp. (The) ........... 23,948 2,122,032
BlackRock, Inc.
(c)
......................... 4,912 4,813,220
Cboe Global Markets, Inc. ................... 3,489 799,400
Charles Schwab Corp. (The) ................. 57,469 5,076,811
Security Shares Value
a
Capital Markets (continued)
FactSet Research Systems, Inc. ............... 1,269 $ 581,532
Intercontinental Exchange, Inc. ............... 19,163 3,445,507
LPL Financial Holdings, Inc. .................. 2,668 1,032,943
Moody's Corp. ........................... 5,417 2,596,476
Morgan Stanley .......................... 40,349 5,165,883
Nasdaq, Inc. ............................ 14,389 1,202,057
Northern Trust Corp. ....................... 6,581 702,456
Raymond James Financial, Inc. ............... 6,441 946,698
S&P Global, Inc. ......................... 10,469 5,369,131
State Street Corp. ........................ 9,702 934,109
T Rowe Price Group, Inc. ................... 7,481 700,147
37,115,933
a
Chemicals  —  1 .3%
Ecolab, Inc. ............................ 8,515 2,261,754
International Flavors & Fragrances, Inc. .......... 8,546 654,282
Linde PLC ............................. 15,775 7,376,075
LyondellBasell Industries N.V. , Class A .......... 8,582 484,797
PPG Industries, Inc. ....................... 7,571 838,867
11,615,775
a
Commercial Services & Supplies  —  0 .4%
Cintas Corp. ............................ 12,122 2,745,633
Veralto Corp. ............................ 8,240 832,487
3,578,120
a
Communications Equipment  —  0 .0%
Juniper Networks, Inc. ..................... 10,978 394,440
a
Construction & Engineering  —  0 .3%
EMCOR Group, Inc. ....................... 1,524 719,115
Quanta Services, Inc. ...................... 4,943 1,693,274
2,412,389
a
Construction Materials  —  0 .3%
CRH PLC .............................. 22,657 2,065,412
Martin Marietta Materials, Inc. ................ 2,029 1,110,979
3,176,391
a
Consumer Finance  —  1 .1%
American Express Co. ..................... 18,691 5,496,088
Capital One Financial Corp. .................. 21,328 4,034,191
Synchrony Financial ....................... 12,938 745,876
10,276,155
a
Consumer Staples Distribution & Retail  —  0 .6%
Albertsons Companies, Inc. , Class A ............ 12,526 278,453
Dollar General Corp. ...................... 7,305 710,411
Kroger Co. (The) ......................... 20,943 1,428,941
Sysco Corp. ............................ 16,313 1,190,849
Target Corp. ............................ 15,225 1,431,302
5,039,956
a
Containers & Packaging  —  0 .3%
Avery Dennison Corp. ...................... 2,673 475,072
Ball Corp. .............................. 8,948 479,434
International Paper Co. ..................... 16,755 801,057
Smurfit WestRock PLC ..................... 17,297 749,479
2,505,042
a
Distributors  —  0 .1%
Genuine Parts Co. ........................ 4,611 583,384
LKQ Corp. ............................. 8,605 348,244
Pool Corp. ............................. 1,251 376,038
1,307,666
a

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Diversified Telecommunication Services  —  0 .7%
Verizon Communications, Inc. ................ 140,763 $ 6,187,941
a
Electric Utilities  —  0 .4%
Edison International ....................... 12,858 715,548
Eversource Energy ....................... 12,169 788,673
Exelon Corp. ............................ 33,674 1,475,595
NRG Energy, Inc. ......................... 6,794 1,059,184
4,039,000
a
Electrical Equipment  —  0 .7%
Eaton Corp. PLC ......................... 13,068 4,184,374
Hubbell, Inc. ............................ 1,787 696,179
Rockwell Automation, Inc. ................... 3,772 1,190,255
6,070,808
a
Electronic Equipment, Instruments & Components  —  0 .2%
Keysight Technologies, Inc.
(a)
................. 5,771 906,278
Trimble, Inc.
(a)
........................... 8,214 585,412
1,491,690
a
Energy Equipment & Services  —  0 .4%
Baker Hughes Co. , Class A .................. 32,866 1,217,685
Halliburton Co. .......................... 29,082 569,717
Schlumberger N.V. ........................ 45,360 1,499,148
3,286,550
a
Entertainment  —  1 .0%
Electronic Arts, Inc. ....................... 8,265 1,188,342
Take-Two Interactive Software, Inc.
(a)
............ 5,887 1,332,110
Walt Disney Co. (The) ..................... 60,301 6,816,425
9,336,877
a
Financial Services  —  4 .9%
Equitable Holdings, Inc. .................... 10,235 541,125
Fidelity National Information Services, Inc. ........ 17,669 1,406,629
Fiserv, Inc.
(a)
............................ 18,632 3,033,103
Mastercard, Inc. , Class A .................... 27,165 15,907,824
PayPal Holdings, Inc.
(a)
..................... 31,348 2,203,137
Visa, Inc. , Class A ........................ 57,485 20,992,947
44,084,765
a
Food Products  —  0 .4%
Bunge Global SA ......................... 4,469 349,252
Conagra Brands, Inc. ...................... 15,795 361,548
General Mills, Inc. ........................ 18,243 989,865
Hormel Foods Corp. ....................... 9,966 305,757
J M Smucker Co. (The) ..................... 3,516 395,937
Kellanova .............................. 9,245 763,914
McCormick & Co., Inc. , NVS ................. 8,460 615,296
The Campbell's Company ................... 6,398 217,788
3,999,357
a
Gas Utilities  —  0 .1%
Atmos Energy Corp. ....................... 5,295 819,031
a
Ground Transportation  —  0 .9%
CSX Corp. ............................. 63,197 1,996,393
JB Hunt Transport Services, Inc. .............. 2,676 371,563
Old Dominion Freight Line, Inc. ............... 6,365 1,019,482
Union Pacific Corp. ....................... 19,991 4,431,205
7,818,643
a
Health Care Equipment & Supplies  —  0 .9%
Align Technology, Inc.
(a)
..................... 2,349 425,028
Cooper Companies, Inc. (The)
(a)
............... 6,674 455,701
Dexcom, Inc.
(a)
.......................... 13,079 1,122,178
Edwards Lifesciences Corp.
(a)
................ 19,584 1,531,861
Security Shares Value
a
Health Care Equipment & Supplies (continued)
Hologic, Inc.
(a)
........................... 7,544 $ 469,010
IDEXX Laboratories, Inc.
(a)
................... 2,714 1,393,259
Insulet Corp.
(a)
........................... 2,326 756,020
Solventum Corp.
(a)
........................ 4,848 354,340
STERIS PLC ............................ 3,258 798,894
Zimmer Biomet Holdings, Inc. ................ 6,612 609,428
7,915,719
a
Health Care Providers & Services  —  1 .4%
Cencora, Inc. ........................... 6,145 1,789,670
Cigna Group (The) ........................ 9,043 2,863,375
DaVita, Inc.
(a)
............................ 1,479 201,528
Elevance Health, Inc. ...................... 7,552 2,898,760
HCA Healthcare, Inc. ...................... 6,159 2,348,981
Humana, Inc. ........................... 4,026 938,581
Labcorp Holdings, Inc. ..................... 2,782 692,635
Molina Healthcare, Inc.
(a)
.................... 1,825 556,698
Quest Diagnostics, Inc. ..................... 3,731 646,732
12,936,960
a
Health Care REITs  —  0 .4%
Healthpeak Properties, Inc. .................. 23,045 401,214
Welltower, Inc. ........................... 21,629 3,336,922
3,738,136
a
Health Care Technology  —  0 .2%
Veeva Systems, Inc. , Class A
(a)
............... 5,156 1,442,133
a
Hotels, Restaurants & Leisure  —  2 .0%
Booking Holdings, Inc. ..................... 1,095 6,043,228
Darden Restaurants, Inc. ................... 3,891 833,491
Hilton Worldwide Holdings, Inc. ............... 7,993 1,985,781
McDonald's Corp. ........................ 23,852 7,485,950
Yum! Brands, Inc. ........................ 9,274 1,334,900
17,683,350
a
Household Durables  —  0 .4%
DR Horton, Inc. .......................... 9,460 1,116,848
Garmin Ltd. ............................. 5,134 1,042,048
NVR, Inc.
(a)
............................. 99 704,477
PulteGroup, Inc. ......................... 6,815 668,074
3,531,447
a
Household Products  —  2 .1%
Church & Dwight Co., Inc. ................... 8,229 808,993
Clorox Co. (The) ......................... 4,089 539,258
Colgate-Palmolive Co. ..................... 25,733 2,391,625
Kimberly-Clark Corp. ...................... 11,071 1,591,567
Procter & Gamble Co. (The) ................. 78,216 13,288,116
18,619,559
a
Industrial Conglomerates  —  0 .3%
3M Co. ................................ 17,990 2,668,816
a
Industrial REITs  —  0 .4%
Prologis, Inc. ............................ 30,921 3,358,021
a
Insurance  —  2 .3%
Aflac, Inc. .............................. 17,296 1,790,828
Allstate Corp. (The) ....................... 8,840 1,855,251
Arch Capital Group Ltd. .................... 12,488 1,186,859
Hartford Insurance Group, Inc. (The) ............ 9,520 1,236,077
Marsh & McLennan Companies, Inc. ............ 16,436 3,840,436
Principal Financial Group, Inc. ................ 7,592 591,341
Progressive Corp. (The) .................... 19,555 5,571,806
Prudential Financial, Inc. .................... 11,779 1,223,720

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025
(Percentages shown are based on Net Assets)

Schedule of Investments
Security Shares Value
a
Insurance (continued)
Travelers Companies, Inc. (The) ............... 7,542 $ 2,079,329
Willis Towers Watson PLC ................... 3,343 1,058,227
20,433,874
a
Interactive Media & Services  —  6 .9%
Alphabet, Inc. , Class A ..................... 194,567 33,414,937
Alphabet, Inc. , Class C , NVS ................. 165,024 28,524,398
61,939,335
IT Services  —  1 .8%
Accenture PLC , Class A .................... 20,882 6,615,835
Akamai Technologies, Inc.
(a)
.................. 4,874 370,083
Gartner, Inc.
(a)
........................... 2,564 1,118,981
International Business Machines Corp. .......... 30,930 8,012,726
Twilio, Inc. , Class A
(a)
...................... 4,837 569,315
16,686,940
a
Life Sciences Tools & Services  —  1 .0%
Agilent Technologies, Inc. ................... 9,483 1,061,337
Avantor, Inc.
(a)
........................... 22,451 289,842
Danaher Corp. .......................... 21,478 4,078,672
IQVIA Holdings, Inc.
(a)
...................... 5,881 825,281
Mettler-Toledo International, Inc.
(a)
............. 701 810,020
Revvity, Inc. ............................ 4,008 362,403
Waters Corp.
(a)
.......................... 1,972 688,701
West Pharmaceutical Services, Inc. ............ 2,416 509,414
8,625,670
a
Machinery  —  2 .1%
Caterpillar, Inc. .......................... 15,942 5,548,294
CNH Industrial N.V. ....................... 29,499 369,032
Cummins, Inc. ........................... 4,595 1,477,201
Deere & Co. ............................ 8,601 4,354,342
Dover Corp. ............................ 4,555 809,651
Fortive Corp. ............................ 11,351 796,727
Graco, Inc. ............................. 5,577 472,149
IDEX Corp. ............................. 2,515 454,989
Illinois Tool Works, Inc. ..................... 9,299 2,278,999
Ingersoll Rand, Inc. ....................... 13,445 1,097,650
Pentair PLC ............................ 5,475 543,011
Xylem, Inc. ............................. 8,085 1,019,033
19,221,078
a
Media  —  0 .7%
Charter Communications, Inc. , Class A
(a)
......... 3,064 1,214,171
Comcast Corp. , Class A .................... 125,806 4,349,114
Fox Corp. , Class A , NVS .................... 7,405 406,831
Fox Corp. , Class B ........................ 4,667 234,657
Omnicom Group, Inc. ...................... 6,485 476,258
6,681,031
a
Metals & Mining  —  0 .4%
Newmont Corp. .......................... 37,601 1,982,324
Nucor Corp. ............................ 7,697 841,744
Steel Dynamics, Inc. ....................... 4,797 590,367
3,414,435
a
Mortgage REITs  —  0 .0%
Annaly Capital Management, Inc. .............. 19,932 377,711
a
Multi-Utilities  —  0 .5%
CMS Energy Corp. ........................ 9,993 701,808
Consolidated Edison, Inc. ................... 12,015 1,255,447
NiSource, Inc. ........................... 15,738 622,281
Sempra ............................... 21,745 1,708,940
4,288,476
a
Security Shares Value
a
Office REITs  —  0 .0%
BXP, Inc. .............................. 5,053 $ 340,218
a
Oil, Gas & Consumable Fuels  —  1 .3%
Cheniere Energy, Inc. ...................... 7,450 1,765,576
Marathon Petroleum Corp. .................. 10,392 1,670,410
ONEOK, Inc. ............................ 20,835 1,684,301
Phillips 66 .............................. 13,591 1,542,307
Targa Resources Corp. ..................... 7,258 1,146,256
Valero Energy Corp. ....................... 10,523 1,357,151
Williams Companies, Inc. (The) ............... 40,718 2,463,846
11,629,847
a
Passenger Airlines  —  0 .0%
Delta Air Lines, Inc. ....................... 5,504 266,339
a
Personal Care Products  —  0 .2%
Estee Lauder Companies, Inc. (The) , Class A ...... 7,746 518,517
Kenvue, Inc. ............................ 64,065 1,529,232
2,047,749
a
Pharmaceuticals  —  5 .0%
Bristol-Myers Squibb Co. .................... 67,872 3,276,860
Eli Lilly & Co. ........................... 26,878 19,827,094
Johnson & Johnson ....................... 80,384 12,476,401
Merck & Co., Inc. ......................... 83,873 6,444,801
Royalty Pharma PLC , Class A ................ 12,289 404,062
Zoetis, Inc. , Class A ....................... 14,879 2,509,046
44,938,264
a
Professional Services  —  0 .8%
Automatic Data Processing, Inc. ............... 13,571 4,417,768
Broadridge Financial Solutions, Inc. ............ 3,888 944,123
Paychex, Inc. ........................... 10,813 1,707,481
TransUnion ............................. 6,513 557,708
7,627,080
a
Real Estate Management & Development  —  0 .1%
CBRE Group, Inc. , Class A
(a)
................. 10,002 1,250,450
a
Semiconductors & Semiconductor Equipment  —  15 .4%
Advanced Micro Devices, Inc.
(a)
............... 54,192 6,000,680
Analog Devices, Inc. ....................... 16,544 3,540,085
Applied Materials, Inc. ..................... 27,100 4,247,925
First Solar, Inc.
(a)
......................... 3,381 534,469
Intel Corp. ............................. 145,453 2,843,606
Lam Research Corp. ...................... 42,845 3,461,448
Marvell Technology, Inc. .................... 28,889 1,738,829
NVIDIA Corp. ........................... 813,893 109,981,360
NXP Semiconductors N.V. ................... 8,475 1,619,827
Texas Instruments, Inc. ..................... 30,351 5,549,680
139,517,909
a
Software  —  17 .3%
Adobe, Inc.
(a)
............................ 14,216 5,900,919
ANSYS, Inc.
(a)
........................... 2,933 970,295
Atlassian Corp. , Class A
(a)
................... 5,470 1,135,736
Autodesk, Inc.
(a)
.......................... 7,105 2,103,933
Cadence Design Systems, Inc.
(a)
.............. 9,150 2,626,690
DocuSign, Inc.
(a)
......................... 6,689 592,712
Fair Isaac Corp.
(a)
......................... 814 1,405,192
HubSpot, Inc.
(a)
.......................... 1,653 975,105
Intuit, Inc. .............................. 9,325 7,026,108
Microsoft Corp. .......................... 235,571 108,447,466
Palo Alto Networks, Inc.
(a) (b)
.................. 22,085 4,249,596
PTC, Inc.
(a)
............................. 4,003 673,785
Salesforce, Inc. .......................... 32,055 8,506,435

Schedule of Investments
(unaudited) (continued)
May 31, 2025
iShares
®
ESG MSCI USA Leaders ETF
(Percentages shown are based on Net Assets)

Security Shares Value
a
Software (continued)
ServiceNow, Inc.
(a)
........................ 6,905 $ 6,981,576
Synopsys, Inc.
(a)
......................... 5,158 2,393,209
Workday, Inc. , Class A
(a)
.................... 7,182 1,779,053
Zscaler, Inc.
(a)
........................... 3,355 924,974
156,692,784
a
Specialized REITs  —  1 .3%
American Tower Corp. ..................... 15,615 3,351,760
Crown Castle, Inc. ........................ 14,524 1,457,483
Digital Realty Trust, Inc. .................... 11,233 1,926,684
Equinix, Inc. ............................ 3,263 2,900,220
Iron Mountain, Inc. ........................ 9,758 963,212
SBA Communications Corp. , Class A ............ 3,607 836,427
Weyerhaeuser Co. ........................ 24,121 624,975
12,060,761
a
Specialty Retail  —  3 .2%
AutoZone, Inc.
(a)
......................... 558 2,083,036
Best Buy Co., Inc. ........................ 6,719 445,335
Burlington Stores, Inc.
(a)
.................... 2,108 481,193
Dick's Sporting Goods, Inc. .................. 1,927 345,588
Home Depot, Inc. (The) .................... 33,154 12,210,287
Lowe's Companies, Inc. .................... 18,670 4,214,379
O'Reilly Automotive, Inc.
(a)
................... 1,909 2,610,558
TJX Companies, Inc. (The) .................. 37,267 4,729,182
Tractor Supply Co. ........................ 17,743 858,761
Ulta Beauty, Inc.
(a)
........................ 1,511 712,376
Williams-Sonoma, Inc. ..................... 4,089 661,437
29,352,132
a
Technology Hardware, Storage & Peripherals  —  0 .4%
Hewlett Packard Enterprise Co. ............... 43,931 759,128
HP, Inc. ............................... 31,481 783,877
NetApp, Inc. ............................ 6,884 682,617
Seagate Technology Holdings PLC ............. 7,014 827,231
Western Digital Corp.
(a)
..................... 11,514 593,547
3,646,400
a
Security Shares Value
a
Textiles, Apparel & Luxury Goods  —  0 .2%
Deckers Outdoor Corp.
(a)
.................... 5,059 $ 533,826
Lululemon Athletica, Inc.
(a)
................... 3,684 1,166,612
1,700,438
a
Trading Companies & Distributors  —  0 .5%
Ferguson Enterprises, Inc. ................... 6,644 1,211,467
United Rentals, Inc. ....................... 2,175 1,540,726
WW Grainger, Inc. ........................ 1,526 1,659,617
4,411,810
a
Water Utilities  —  0 .1%
American Water Works Co., Inc. ............... 6,516 931,592
Essential Utilities, Inc. ...................... 8,603 331,474
1,263,066
a
Total Long-Term Investments — 99.7%
(Cost: $ 708,041,908 ) ................................ 900,661,033
a
Short-Term Securities
Money Market Funds  —  0 .4%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.46%
(c) (d) (e)
...................... 1,457,552 1,458,135
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.30%
(c) (d)
............................ 2,204,323 2,204,323
a
Total Short-Term Securities — 0.4%
(Cost: $ 3,662,183 ) .................................. 3,662,458
Total Investments — 100.1%
(Cost: $ 711,704,091 ) ................................ 904,323,491
Liabilities in Excess of Other Assets — ( 0 .1 ) % ............... (1,226,205)
Net Assets — 100.0% ................................. $ 903,097,286
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Affiliated Issuer
Value at
08/31/24
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
05/31/25
  Shares Held
at 05/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares .. $ 6,733,446 $ — $ (5,275,382)
(a)
$ 554 $ (483) $ 1,458,135 1,457,552 $ 8,089
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ........ 2,605,907 — (401,584)
(a)
— — 2,204,323 2,204,323 81,974 —
BlackRock, Inc. .... 5,586,713 193,204 (1,458,689) 270,899 221,093 4,813,220 4,912 87,168 —
$ 271,453 $ 220,610
$ 8,475,678
$ 177,231 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.

iShares
®
ESG MSCI USA Leaders ETF
Schedule of Investments
(unaudited) (continued)
May 31, 2025

Schedule of Investments
Derivative Financial Instruments Outstanding as of Period End
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount
(000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
E-Mini S&P 500 Index ................................................................... 8 06/20/25 $ 2,366 $ 99,994
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 900,661,033 $ — $ — $ 900,661,033
Short-Term Securities
Money Market Funds ...................................... 3,662,458 — — 3,662,458
$ 904,323,491 $ — $ — $ 904,323,491
Derivative Financial Instruments
(a)
Assets
Equity Contracts ........................................... $ 99,994 $ — $ — $ 99,994
a
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
NVS Non-Voting Shares
REIT Real Estate Investment Trust